Operating expenses	12 Months Ended
Dec. 31, 2025
Operating expenses
Operating expenses

23.Operating expenses

The tables below detail the operating expenses for the year ended December 31, 2025, 2024 and 2023:

			Operating
			expense for the
(in EUR 000)	Total cost	Capitalized	year
Research and development	45,788	(2,964)	42,824
Selling, general and administrative expenses	48,261	—	48,261
Other income and expenses	(1,373)	99	(1,274)
For the year ended December 31, 2025	92,676	(2,865)	89,811

			Operating
			expense for the
(in EUR 000)	Total cost	Capitalized	year
Research and development	39,234	(4,909)	34,325
Selling, general and administrative expenses	28,461	—	28,461
Other income and expenses	(1,091)	83	(1,008)
For the year ended December 31, 2024	66,604	(4,826)	61,778

			Operating
			expense for the
(in EUR 000)	Total cost	Capitalized	year
Research and development	35,125	(8,474)	26,651
Selling, general and administrative expenses	21,687	—	21,687
Other income and expenses	(1,549)	1,005	(544)
For the year ended December 31, 2023	55,263	(7,469)	47,794